6 RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	1 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	5 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 10, 2012	Jun. 30, 2013	Aug. 02, 2012	May 09, 2012	Dec. 31, 2011	Jun. 30, 2013 Michael Friedman, President	Dec. 31, 2012 Michael Friedman, President	Jun. 30, 2013 Barry Hollander, CFO	Dec. 31, 2012 Barry Hollander, CFO	Jun. 30, 2013 Mr. Canton, Chairman
Management fees paid									$ 27,000	$ 25,507	$ 18,000	$ 22,000	$ 16,666
Compensation													100,000
Common stock issued	50,000	500,000										366,000
Value of share												$ 0.033
Common stock owned by Mediswipe, Inc.	6,000,000	6,000,000	6,000,000		6,000,000			6,000,000
Approximately representation of Company's outstanding common stock	0.60	0.60	0.60					0.32
Amount owed to Mediswipe	56,186	56,186	56,186		34,941			69,934
Exercise price per share						0.30
Option vest as follows:	50,000	50,000	50,000			200,000
Restricted common stock issued for patent				100,000
Convertible promissory note							50,000
Convertible promissory note bears an interest of:							0.08
Percentage of the lowest closing bid price							0.65
Limitations on holder's right for conversion - percentage							4.9
Interest Rate							12.00%
Debt discount	51,282	51,282	51,282		42,500		50,000
Initial loss on valuation of derivative liabilities	11,282	11,282	11,282		14,852		1,282
Fair Value	40,000	40,000	40,000		25,148		51,282
The company increased the derivative liability by:			$ 11,282